Share-Based Compensation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future awards shares under approved incentive compensation plans	2,456,052
Share-based compensation maximum option term (in years)	10 years
Contributions made by the company to 401(k) plan	$ 1.9	$ 1.7	$ 1.5
Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned share-based compensation associated with awards	$ 2.1
Unrecognized compensation cost related to stock options expected to be recognized over a weighted-average period	2 years 7 months 6 days
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned share-based compensation associated with awards	$ 16.0	$ 19.5
Unrecognized compensation cost related to stock options expected to be recognized over a weighted-average period	2 years 2 months 12 days
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Phantom Stock Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	5 years
Phantom Stock Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	7 years